Supplement to
Fidelity's Government Bond Funds
September 29, 2005
Prospectus

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of the funds will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

GVT-05-02 November 21, 2005
1.477036.119

Supplement to the
Fidelity® Total Bond Fund
September 29, 2005
Prospectus

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of Fidelity® Total Bond Fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

TBD-05-02 November 21, 2005
1.780489.105

Supplement to the
Fidelity Advisor Total Bond Fund Class A, Class T, Class B, and Class C
September 29, 2005
Prospectus

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of Fidelity Advisor Total Bond Fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

ATB-05-04 November 21, 2005
1.808071.105

Supplement to the
Fidelity Advisor Total Bond Fund Institutional Class
September 29, 2005
Prospectus

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of Fidelity Advisor Total Bond Fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

ATBI-05-03 November 21, 2005
1.807922.104

Supplement to the
Fidelity® Ultra-Short Bond Fund
September 29, 2005
Prospectus

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of Fidelity® Ultra-Short Bond Fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

ULB-05-02 November 21, 2005
1.777255.106

Supplement to the
Fidelity Advisor Ultra-Short Bond Fund Class A and Class T
September 29, 2005
Prospectus

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of Fidelity Advisor Ultra-Short Bond Fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AUSB-05-04 November 21, 2005
1.808063.105

Supplement to the
Fidelity Advisor Ultra-Short Bond Fund Institutional Class
September 29, 2005
Prospectus

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of Fidelity Advisor Ultra-Short Bond Fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AUSBI-05-03 November 21, 2005
1.806139.104